Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	AXLL
Entity Registrant Name	AXIALL CORP/DE/
Entity Central Index Key	0000805264